Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.05%
Communication Services - 3.88%
A.H. Belo Corp., Class A
125,883 $ 177,495
Alaska Communications
Systems Group, Inc.
209,700 419,400
Ballantyne Strong, Inc.
* 100,000 156,000
Beasley Broadcast Group,
Inc., Class A
24,625 30,535
Chicken Soup For The Soul
Entertainment, Inc.
*+ 15,000 216,450
Cinedigm Corp., Class A
* 350,000 197,785
Cumulus Media, Inc.,
Class A
*+ 80,500 432,285
DHI Group, Inc.
* 178,000 402,280
Entravision
Communications Corp.,
Class A
334,900 509,048
Fluent, Inc.
* 249,100 617,768
Gaia, Inc.
*+ 48,400 475,772
IDT Corp., Class B
* 58,700 386,246
Lee Enterprises, Inc.
* 261,000 218,927
Marchex , Inc., Class B
* 136,900 290,228
NII Holdings, Inc., Escrow
*
∆
287,700 604,170
Saga Communications, Inc.,
Class A
6,516 129,538
Salem Media Group, Inc.
+ 94,000 86,076
Townsquare Media, Inc.,
Class A
44,500 207,370
Travelzoo
*+ 62,400 401,232
Zedge , Inc., Class B
* 16,855 24,608
5,983,213
Consumer Discretionary - 15.65%
AMCON Distributing Co.
3,900 251,901
Ark Restaurants Corp.
17,900 194,394
Barnes & Noble Education,
Inc.
* 216,000 557,280
Bassett Furniture Industries,
Inc.
36,244 495,818
BBQ Holdings, Inc.
* 29,838 98,764
Big 5 Sporting Goods
Corp.
+ 124,600 932,008
Blue Apron Holdings, Inc.,
Class A
*+ 17,000 121,720
Bowl America, Inc.,
Class A
+ 13,000 128,050
Build-A-Bear Workshop,
Inc.
*+ 50,500 126,250
Canterbury Park Holding
Corp.
7,278 88,646
Carrols Restaurant Group,
Inc.
* 78,100 503,745
Chico's FAS, Inc.
225,000 218,812
China XD Plastics Co., Ltd.
* 73,500 83,790
Conn's, Inc.
* 43,954 465,033
Industry Company Shares Value
Consumer Discretionary (continued)
Container Store Group, Inc.
(The)
* 169,900 $ 1,055,079
Culp, Inc.
41,700 517,914
Delta Apparel, Inc.
* 36,588 521,379
Destination XL Group, Inc.
* 192,222 49,516
Dixie Group, Inc. (The)
* 20,300 18,250
Dover Motorsports, Inc.
48,396 68,238
Drive Shack, Inc.
* 335,000 375,200
Educational Development
Corp.
31,400 526,578
Emerson Radio Corp.
* 162,100 110,212
Envela Corp.
* 122,400 525,096
Escalade, Inc.
7,600 139,004
Express, Inc.
* 260,000 158,600
Fiesta Restaurant Group,
Inc.
* 4,300 40,291
Flanigan's Enterprises, Inc.
* 1,000 17,840
Flexsteel Industries, Inc.
20,900 501,600
Francesca's Holdings
Corp.
*+ 12,700 34,036
Greenlane Holdings, Inc.,
Class A
*+ 40,000 89,600
Hamilton Beach Brands
Holding Co., Class A
34,000 661,300
Horizon Global Corp.
*+ 99,200 570,400
Hovnanian Enterprises, Inc.,
Class A
*+ 22,000 715,440
Iconix Brand Group, Inc.
* 56,200 40,071
J Alexander's Holdings,
Inc.
* 54,600 283,920
J. Jill, Inc.
*+ 170,000 91,715
JAKKS Pacific, Inc.
*+ 16,860 64,068
Kirkland's, Inc.
*+ 48,717 399,967
Kura Sushi USA, Inc.,
Class A
*+ 20,500 268,550
Lakeland Industries, Inc.
*+ 7,357 145,669
Leaf Group, Ltd.
* 118,000 592,360
Lifetime Brands, Inc.
76,500 722,925
Lincoln Educational
Services Corp.
* 135,905 750,196
Luby's , Inc.
*+ 71,600 204,776
Nautilus, Inc.
*+ 19,200 329,472
New Home Co., Inc. (The)
* 68,400 372,096
P&F Industries, Inc.,
Class A
10,500 45,465
Party City Holdco, Inc.
*+ 325,000 845,000
PlayAGS , Inc.
* 223,000 789,420
Potbelly Corp.
*+ 120,000 454,800
Red Lion Hotels Corp.
* 72,500 155,875
Red Robin Gourmet
Burgers, Inc.
*+ 45,000 592,200
Rocky Brands, Inc.
31,800 789,594
StoneMor , Inc.
* 408,100 393,816

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Strattec Security Corp.
21,900 $ 435,810
Superior Industries
International, Inc.
* 102,500 128,125
Sypris Solutions, Inc.
* 84,404 93,688
Tandy Leather Factory, Inc.
* 54,558 174,040
Tilly's, Inc., Class A
89,100 537,273
TravelCenters of America,
Inc.
* 38,800 758,152
Unique Fabricating, Inc.
* 50,000 168,500
Vera Bradley, Inc.
*+ 119,500 730,145
Vince Holding Corp.
*+ 41,700 225,597
VOXX International Corp.
* 75,600 581,364
Xcel Brands, Inc.
* 91,000 69,715
ZAGG, Inc.
*+ 150,600 421,680
Zovio , Inc.
* 127,200 508,800
24,126,628
Consumer Staples - 0.85%
Bridgford Foods Corp.
*+ 1,300 23,803
Farmer Brothers Co.
* 65,000 287,300
Lifeway Foods, Inc.
* 30,152 151,665
Mannatech , Inc.
13,600 227,936
Natural Alternatives
International, Inc.
* 40,310 304,340
Rocky Mountain Chocolate
Factory, Inc.
30,000 80,400
United-Guardian, Inc.
16,000 240,160
1,315,604
Energy - 8.56%
Adams Resources &
Energy, Inc.
25,500 507,450
Aemetis , Inc.
*+ 80,000 256,000
Altus Midstream Co.,
Class A
*+ 17,500 194,425
Amplify Energy Corp.
195,000 166,277
Aspen Aerogels, Inc.
* 50,700 555,165
Barnwell Industries, Inc.
*+ 60,000 51,156
Battalion Oil Corp.
*+ 26,500 209,350
Bristow Group, Inc.
* 31,783 675,389
Centrus Energy Corp.,
Class A
*+ 34,000 284,580
CONSOL Energy, Inc.
* 81,500 361,045
Dawson Geophysical Co.
* 139,345 245,247
Earthstone Energy, Inc.,
Class A
* 119,000 308,210
Enservco Corp.
* 330,000 50,127
Evolution Petroleum Corp.
173,423 388,468
Forum Energy
Technologies, Inc.
* 316,000 173,642
Industry Company Shares Value
Energy (continued)
Geospace Technologies
Corp.
* 68,563 $ 423,719
Goodrich Petroleum Corp.
* 50,000 384,500
Gran Tierra Energy, Inc.
* 1,300,000 301,990
Gulf Island Fabrication, Inc.
* 67,300 210,649
HighPoint Resources Corp.
* 1,050,000 241,500
Houston American Energy
Corp.
*+ 28,000 54,320
Independence Contract
Drilling, Inc.
*+ 31,500 76,860
ION Geophysical Corp.
*+ 75,000 112,500
KLX Energy Services
Holdings, Inc.
*+ 36,814 152,778
Laredo Petroleum, Inc.
*+ 15,500 151,900
Lonestar Resources US,
Inc., Class A
* 64,100 14,775
Mammoth Energy Services,
Inc.
* 200,000 320,000
Mexco Energy Corp.
*+ 8,000 38,160
MIND Technology, Inc.
* 89,515 186,191
Montage Resources
Corp.
*+ 127,900 561,481
NACCO Industries, Inc.,
Class A
15,570 283,530
Natural Gas Services
Group, Inc.
* 58,076 490,742
NCS Multistage Holdings,
Inc.
* 314,200 186,635
New Concept Energy,
Inc.
*+ 8,400 12,012
Newpark Resources, Inc.
* 248,700 261,135
Nine Energy Service, Inc.
* 226,900 256,397
Nuverra Environmental
Solutions, Inc.
*+ 4,689 10,878
Overseas Shipholding
Group, Inc., Class A
* 238,500 510,390
Panhandle Oil and Gas,
Inc., Class A
72,900 104,247
PEDEVCO Corp.
*+ 205,000 305,450
Penn Virginia Corp.
*+ 50,000 492,500
Ranger Energy Services,
Inc.
* 24,700 64,467
RigNet , Inc.
*+ 50,000 205,000
Ring Energy, Inc.
*+ 254,000 172,720
SandRidge Energy, Inc.
* 142,000 234,300
SEACOR Marine Holdings,
Inc.
*+ 105,000 213,150
SilverBow Resources,
Inc.
*+ 67,200 264,096
Smart Sand, Inc.
*+ 170,000 222,700
Sundance Energy, Inc.
*+ 25,000 58,000
Superior Drilling Products,
Inc.
* 166,100 68,250
Tengasco , Inc.
* 25,000 20,560

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
TETRA Technologies, Inc.
* 585,000 $ 298,818
Uranium Energy Corp.
* 470,000 468,496
VAALCO Energy, Inc.
* 337,100 337,100
13,199,427
Financials - 20.21%
1347 Property Insurance
Holdings, Inc.
* 18,400 70,840
1st Constitution Bancorp
40,905 486,770
A-Mark Precious Metals,
Inc.
49,982 1,685,393
American River Bankshares
31,000 308,760
AmeriServ Financial, Inc.
52,571 147,725
Arlington Asset Investment
Corp., Class A
113,069 321,116
Ashford, Inc.
*+ 10,200 59,160
Atlantic American Corp.
* 74,856 149,712
Atlanticus Holdings Corp.
* 21,512 255,993
Auburn National BanCorp ,
Inc.
4,974 180,357
Bank of Commerce
Holdings
47,500 331,075
Bank of Princeton (The)
11,566 210,154
Bank7 Corp.
47,910 450,354
BankFinancial Corp.
50,600 365,332
Bankwell Financial Group,
Inc.
8,000 113,200
BayCom Corp.
* 41,000 422,300
BCB Bancorp, Inc.
17,000 136,000
Blue Ridge Bankshares ,
Inc.
+ 10,000 135,500
C&F Financial Corp.
11,990 356,103
Calamos Asset
Management, Escrow
*
∆
73,500 —
California Bancorp, Inc.
* 35,200 398,816
Capital Bancorp, Inc.
*+ 36,517 345,451
Capitala Finance Corp.
*+ 8,596 80,888
CB Financial Services, Inc.
18,600 354,888
Chemung Financial Corp.
12,998 375,252
Citizens Community
Bancorp, Inc.
48,600 334,854
Citizens Holding Co.
+ 20,670 463,421
Codorus Valley Bancorp,
Inc.
27,437 359,425
Colony Bankcorp , Inc.
40,868 439,331
Community West
Bancshares
37,157 298,371
Conifer Holdings, Inc.
*+ 43,000 122,980
Consumer Portfolio
Services, Inc.
* 67,900 224,070
County Bancorp, Inc.
7,050 132,540
Eagle Bancorp Montana,
Inc.
27,521 484,920
Industry Company Shares Value
Financials (continued)
Elevate Credit, Inc.
* 171,400 $ 440,498
ESSA Bancorp, Inc.
23,900 294,687
Evans Bancorp, Inc.
16,201 360,472
FedNat Holding Co.
15,000 94,800
First Bank
87,600 543,120
First Business Financial
Services, Inc.
14,108 201,603
First Financial Northwest,
Inc.
44,770 408,302
First Guaranty Bancshares,
Inc.
2,000 24,220
First Internet Bancorp
33,516 493,691
First Northwest Bancorp
38,500 381,150
First United Corp.
30,592 358,232
First Western Financial,
Inc.
* 33,651 435,780
GAMCO Investors, Inc.,
Class A
25,500 295,035
Great Elm Capital Group,
Inc.
* 78,493 185,243
Guaranty Federal
Bancshares, Inc.
15,856 219,764
Hallmark Financial
Services, Inc.
* 120,100 314,662
Hawthorn Bancshares, Inc.
28,653 542,688
HMN Financial, Inc.
* 23,000 304,980
Horizon Technology Finance
Corp.
+ 24,900 305,772
Impac Mortgage Holdings,
Inc.
* 81,600 103,632
Investar Holding Corp.
43,000 551,260
Investcorp Credit
Management BDC, Inc.
15,800 57,354
JMP Group, LLC
+ 51,851 131,183
Kearny Financial Corp.
22,818 164,518
Lake Shore Bancorp, Inc.
22,150 296,810
Landmark Bancorp, Inc.
15,933 340,170
Magyar Bancorp, Inc.
* 10,300 84,563
Malvern Bancorp, Inc.
* 34,800 410,640
Manning & Napier, Inc.
50,000 213,500
Marlin Business Services
Corp.
42,600 300,330
Medallion Financial Corp.
* 101,744 254,360
Meridian Corp.
24,000 387,120
Mid Penn Bancorp, Inc.
3,000 51,930
Monroe Capital Corp.
+ 54,903 375,537
Northeast Bank
32,200 592,480
Northrim BanCorp , Inc.
14,750 375,977
Norwood Financial Corp.
9,512 231,332
Ocwen Financial Corp.
* 23,334 492,814
Ohio Valley Banc Corp.
13,000 268,580
On Deck Capital, Inc.
* 226,000 361,600
OP Bancorp
53,851 308,028
Pacific Mercantile Bancorp
* 125,319 466,187

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Patriot National Bancorp,
Inc.
16,500 $ 107,415
PCB Bancorp
38,900 341,931
Penns Woods Bancorp, Inc.
15,700 311,645
Peoples Bancorp of North
Carolina, Inc.
22,830 352,267
Portman Ridge Finance
Corp.
+ 179,300 240,262
Protective Insurance Corp.,
Class B
3,000 39,390
Provident Financial
Holdings, Inc.
30,617 364,342
Prudential Bancorp, Inc.
16,534 174,268
Pzena Investment
Management, Inc.,
Class A
57,100 306,056
Randolph Bancorp, Inc.
* 15,000 186,450
Republic First Bancorp,
Inc.
* 29,600 58,608
Riverview Bancorp, Inc.
96,226 399,338
Riverview Financial Corp.
+ 34,800 235,248
Safeguard Scientifics, Inc.
70,000 383,600
Security National Financial
Corp., Class A
* 62,939 402,810
Select Bancorp, Inc.
* 62,000 445,780
Shore Bancshares, Inc.
48,200 529,236
Silvercrest Asset
Management Group, Inc.,
Class A
41,502 434,111
Summit State Bank
17,200 191,780
Union Bankshares , Inc.
21,897 444,071
United Bancshares, Inc.
15,200 312,360
United Security Bancshares
39,900 243,789
Unity Bancorp, Inc.
16,500 191,070
Velocity Financial, Inc.
*+ 34,721 174,299
Western New England
Bancorp, Inc.
57,644 324,536
Westwood Holdings Group,
Inc.
30,000 334,200
31,154,517
Health Care - 21.33%
AcelRx Pharmaceuticals,
Inc.
*+ 288,150 409,173
Aclaris Therapeutics, Inc.
*+ 200,000 514,000
Acorda Therapeutics, Inc.
*+ 210,600 108,459
Actinium Pharmaceuticals,
Inc.
*+ 56,666 549,093
Adamas Pharmaceuticals,
Inc.
* 105,000 432,600
Adicet Bio, Inc.
*+ 19,999 237,788
Advaxis , Inc.
* 205,600 84,296
AgeX Therapeutics, Inc.
*+ 165,000 133,650
Industry Company Shares Value
Health Care (continued)
Alimera Sciences, Inc.
* 17,333 $ 84,238
Allena Pharmaceuticals,
Inc.
*+ 128,600 190,328
Altimmune , Inc.
*+ 21,100 278,520
Ampio Pharmaceuticals,
Inc.
* 628,000 600,996
Apollo Endosurgery , Inc.
* 118,700 200,603
Applied Genetic
Technologies Corp.
*+ 91,600 445,176
Aptinyx , Inc.
*+ 85,000 287,300
Aquestive Therapeutics,
Inc.
*+ 75,000 364,125
Aravive , Inc.
*+ 24,026 112,922
Assertio Holdings, Inc.
* 442,000 294,239
Axcella Health, Inc.
*+ 12,859 59,409
Bellicum Pharmaceuticals,
Inc.
*+ 25,000 164,250
Calyxt , Inc.
*+ 120,000 658,800
Capital Senior Living Corp.
* 108,336 68,057
Castlight Health, Inc.,
Class B
* 449,900 508,387
Catabasis Pharmaceuticals,
Inc.
* 75,000 464,250
cbdMD , Inc.
*+ 215,000 430,000
Chimerix , Inc.
* 163,800 407,862
China Pharma Holdings,
Inc.
* 195,000 71,136
Cidara Therapeutics, Inc.
* 166,060 473,271
Clearside Biomedical,
Inc.
*+ 134,000 206,360
Conformis , Inc.
*+ 273,706 229,229
CorMedix , Inc.
*+ 83,800 505,314
Corvus Pharmaceuticals,
Inc.
*+ 110,100 441,501
Cumberland
Pharmaceuticals, Inc.
* 135,100 433,671
Curis , Inc.
* 181,800 212,706
Cyclerion Therapeutics,
Inc.
*+ 86,600 526,528
CynergisTek , Inc.
* 70,000 109,900
Daxor Corp.
* 9,400 148,050
Digirad Corp.
*+ 31,890 79,406
Electromed , Inc.
* 33,500 348,735
Eloxx Pharmaceuticals,
Inc.
*+ 154,000 405,020
Entasis Therapeutics
Holdings, Inc.
*+ 60,000 122,400
Enzo Biochem , Inc.
* 161,100 339,921
Equillium , Inc.
* 60,000 346,200
Exagen , Inc.
* 49,400 535,496
EyePoint Pharmaceuticals,
Inc.
* 440,200 228,068

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Five Prime Therapeutics,
Inc.
* 104,600 $ 491,620
Forte Biosciences, Inc.
*+ 5,433 263,555
Genesis Healthcare, Inc.
* 399,300 217,299
GlycoMimetics , Inc.
* 89,500 274,765
Harvard Bioscience, Inc.
*+ 144,017 433,491
Ideaya Biosciences, Inc.
* 36,700 460,952
Infinity Pharmaceuticals,
Inc.
* 240,000 280,800
InspireMD , Inc.
* 25,000 7,932
IntriCon Corp.
* 40,600 494,508
IRIDEX Corp.
* 50,400 98,784
IsoRay , Inc.
* 284,000 165,544
Kewaunee Scientific Corp.
11,600 103,704
Larimar Therapeutics,
Inc.
*+ 10,250 155,492
Leap Therapeutics, Inc.
* 175,500 347,490
Lineage Cell Therapeutics,
Inc.
* 523,161 489,993
LogicBio Therapeutics,
Inc.
*+ 72,900 661,932
Lumos Pharma, Inc.
*+ 16,644 230,020
Marker Therapeutics, Inc.
*+ 180,416 270,624
Matinas BioPharma
Holdings, Inc.
* 470,600 360,480
Merrimack Pharmaceuticals,
Inc.
+ 55,000 220,000
Milestone Scientific, Inc.
* 204,500 284,255
Minerva Neurosciences,
Inc.
*+ 130,000 413,400
MTBC, Inc.
* 50,000 443,500
Mustang Bio, Inc.
* 160,000 504,000
Myomo , Inc.
*+ 24,000 107,520
NanoViricides , Inc.
*+ 34,439 132,246
NantKwest , Inc.
*+ 13,300 92,235
Navidea
Biopharmaceuticals, Inc.
* 70,000 189,000
Neos Therapeutics, Inc.
*+ 260,000 137,878
Neuronetics , Inc.
*+ 66,200 321,732
NovaBay Pharmaceuticals,
Inc.
*+ 25,000 18,250
Novan , Inc.
* 350,000 168,525
Obalon Therapeutics, Inc.
* 33,000 30,043
Oncocyte Corp.
* 200,000 278,000
Oragenics , Inc.
* 140,000 80,500
Otonomy , Inc.
* 119,800 485,190
Palatin Technologies, Inc.
* 896,000 423,629
PhaseBio Pharmaceuticals,
Inc.
*+ 122,000 428,220
Protalix BioTherapeutics ,
Inc.
* 104,600 404,802
Proteostasis Therapeutics,
Inc.
*+ 209,500 230,450
Industry Company Shares Value
Health Care (continued)
RA Medical Systems, Inc.
* 139,500 $ 40,455
Retractable Technologies,
Inc.
*+ 44,000 293,040
Rockwell Medical, Inc.
* 308,290 329,870
Savara , Inc.
* 211,100 230,099
scPharmaceuticals , Inc.
* 25,000 186,250
SCYNEXIS, Inc.
*+ 42,500 187,425
Senseonics Holdings,
Inc.
*+ 763,000 295,510
Sesen Bio, Inc.
* 430,000 602,000
Sientra , Inc.
* 127,894 434,840
Sierra Oncology, Inc.
* 37,440 399,485
Solid Biosciences, Inc.
*+ 180,376 366,163
Surface Oncology, Inc.
* 89,100 614,790
Synlogic , Inc.
* 160,000 323,200
Synthetic Biologics, Inc.
* 74,300 35,270
T2 Biosystems , Inc.
*+ 375,000 510,000
Timber Pharmaceuticals,
Inc.
*+ 44,100 43,827
Tonix Pharmaceuticals
Holding Corp.
* 200,000 168,000
TransEnterix , Inc.
*+ 205,895 71,528
Trevena, Inc.
*+ 50,000 149,500
Trevi Therapeutics, Inc.
*+ 85,000 342,550
Unum Therapeutics, Inc.
*+ 160,000 374,400
Venus Concept, Inc.
*+ 60,000 139,200
VolitionRX , Ltd.
*+ 70,000 224,700
Xeris Pharmaceuticals,
Inc.
*+ 188,000 1,114,840
Xtant Medical Holdings,
Inc.
* 100,000 82,370
Zynerba Pharmaceuticals,
Inc.
*+ 79,000 261,490
32,874,595
Industrials - 11.89%
Acacia Research Corp.
* 126,000 437,220
Acme United Corp.
11,535 265,629
AeroCentury Corp.
*+ 10,900 21,691
Air Industries Group
* 105,000 128,100
AMREP Corp.
*+ 28,900 161,840
ARC Document Solutions,
Inc.
184,219 165,797
Armstrong Flooring, Inc.
* 85,000 293,250
Atlas Technical Consultants,
Inc.
*+ 20,300 176,610
Avalon Holdings Corp.,
Class A
* 3,900 6,825
Babcock & Wilcox
Enterprises, Inc.
*+ 242,100 561,672
BG Staffing, Inc.
56,300 476,861
BlueLinx Holdings, Inc.
*+ 38,600 831,058

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Charah Solutions, Inc.
*+ 120,000 $ 368,400
Chicago Rivet & Machine
Co.
8,000 172,800
Commercial Vehicle Group,
Inc.
* 146,500 956,645
CompX International, Inc.
6,200 92,690
CPI Aerostructures , Inc.
*+ 39,700 106,396
DIRTT Environmental
Solutions
* 330,000 524,700
Eastern Co. (The)
21,200 413,824
Espey Mfg. & Electronics
Corp.
+ 10,700 203,271
ExOne Co. (The)
*+ 62,300 761,306
FreightCar America, Inc.
* 50,000 114,000
Fuel Tech, Inc.
* 99,228 83,500
GEE Group, Inc.
* 77,600 77,600
Goldfield Corp. (The)
* 88,080 372,579
GP Strategies Corp.
* 71,700 691,188
Graham Corp.
18,900 241,353
HC2 Holdings, Inc.
*+ 163,000 394,460
Hill International, Inc.
* 293,251 387,091
Houston Wire & Cable Co.
* 57,100 142,750
Hudson Global, Inc.
* 10,942 105,590
India Globalization Capital,
Inc.
* 164,000 170,560
InnerWorkings , Inc.
* 329,808 986,126
Innovative Solutions and
Support, Inc.
80,400 549,936
L B Foster Co., Class A
* 11,300 151,646
LSI Industries, Inc.
48,000 324,000
Mayville Engineering Co.,
Inc.
* 40,000 367,600
Mesa Air Group, Inc.
* 110,000 324,500
Mistras Group, Inc.
* 122,500 478,975
Orion Group Holdings, Inc.
* 110,000 302,500
PAM Transportation
Services, Inc.
* 9,108 342,461
Patriot Transportation
Holding, Inc.
30,871 271,048
Performant Financial Corp.
* 210,300 197,367
Perma -Pipe International
Holdings, Inc.
* 46,600 263,290
PICO Holdings, Inc.
* 60,000 537,600
Quad/Graphics, Inc.
100,000 303,000
RCM Technologies, Inc.
* 80,710 112,187
RR Donnelley & Sons Co.
+ 275,000 401,500
Servotronics , Inc.
* 15,653 121,937
SIFCO Industries, Inc.
*+ 16,024 58,968
Team, Inc.
* 3,800 20,900
Titan International, Inc.
229,600 663,544
Twin Disc, Inc.
* 63,100 319,286
Ultralife Corp.
* 52,400 309,160
USA Truck, Inc.
* 16,500 155,925
Industry Company Shares Value
Industrials (continued)
Virco Mfg. Corp.
* 25,800 $ 55,470
Volt Information Sciences,
Inc.
* 74,700 105,327
Willis Lease Finance Corp.
* 5,100 94,095
YRC Worldwide, Inc.
*+ 155,000 607,600
18,333,204
Information Technology - 11.19%
ADDvantage Technologies
Group, Inc.
*+ 75,000 144,000
ALJ Regional Holdings,
Inc.
* 225,000 163,147
Amtech Systems, Inc.
* 46,500 227,385
AstroNova , Inc.
45,000 360,900
Aviat Networks, Inc.
* 25,286 555,281
Aware, Inc.
* 74,579 201,363
Bel Fuse, Inc., Class B
30,400 324,672
BK Technologies Corp.
153,744 448,932
Blonder Tongue
Laboratories, Inc.
* 20,000 16,402
Communications Systems,
Inc.
26,200 100,346
Computer Task Group, Inc.
* 69,800 346,906
CSP, Inc.
34,700 299,461
Eastman Kodak Co.
*+ 142,900 1,260,378
eMagin Corp.
*+ 235,000 298,450
EMCORE Corp.
* 108,127 351,413
Everspin Technologies, Inc.
* 66,000 374,220
Frequency Electronics, Inc.
* 20,000 202,200
GSI Technology, Inc.
* 51,417 289,992
IEC Electronics Corp.
*+ 41,650 360,272
Information Services Group,
Inc.
* 150,000 316,500
Innodata, Inc.
* 85,955 265,601
Intellicheck , Inc.
*+ 80,200 534,934
inTEST Corp.
* 30,600 137,700
Intevac, Inc.
* 78,000 429,780
Inuvo , Inc.
* 306,000 111,843
Issuer Direct Corp.
*+ 20,000 397,600
Kaleyra , Inc.
*+ 55,000 416,900
Key Tronic Corp.
* 37,100 365,435
KVH Industries, Inc.
* 33,274 299,799
LGL Group, Inc. (The)
* 29,200 260,464
Marin Software, Inc.
* 30,000 39,900
MicroVision , Inc.
*+ 27,200 53,040
Network-1 Technologies,
Inc.
115,000 304,750
Optical Cable Corp.
*+ 20,100 62,109
PCTEL, Inc.
70,200 397,332
Perceptron, Inc.
* 55,800 379,440
Pixelworks , Inc.
*+ 158,900 325,745
Powerfleet , Inc.
* 98,000 551,740

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
PRGX Global, Inc.
* 85,000 $ 404,600
QAD, Inc., Class B
+ 6,250 208,125
Quantum Corp.
* 26,200 120,520
RealNetworks , Inc.
* 170,000 207,400
RF Industries, Ltd.
63,600 282,384
Richardson Electronics, Ltd.
99,011 412,876
Seachange International,
Inc.
* 125,000 108,800
ServiceSource International,
Inc.
* 338,917 498,208
SMTC Corp.
* 102,434 370,811
Sonim Technologies, Inc.
* 241,800 187,637
Steel Connect, Inc.
* 205,800 111,626
Synacor , Inc.
* 155,900 235,409
Synchronoss Technologies,
Inc.
* 182,500 549,325
TESSCO Technologies, Inc.
30,000 161,100
TransAct Technologies, Inc.
30,000 150,000
Trio-Tech International
* 26,800 91,656
Veritone , Inc.
*+ 50,300 460,748
Wayside Technology Group,
Inc.
18,498 426,379
WidePoint Corp.
* 265,000 132,474
Wireless Telecom Group,
Inc.
* 113,100 156,078
17,252,488
Materials - 4.54%
Advanced Emissions
Solutions, Inc.
26,500 107,590
AgroFresh Solutions, Inc.
* 206,300 501,309
Ampco -Pittsburgh Corp.
* 50,000 164,500
Comstock Mining, Inc.
* 129,000 139,320
Contura Energy, Inc.
* 90,600 663,192
Core Molding Technologies,
Inc.
* 28,700 254,282
Flexible Solutions
International, Inc.
45,707 93,242
Flotek Industries, Inc.
*+ 257,300 697,283
Friedman Industries, Inc.
54,000 313,200
General Moly, Inc.
* 417,000 46,704
Golden Minerals Co.
* 450,000 189,000
Gulf Resources, Inc.
* 56,960 307,584
Intrepid Potash, Inc.
* 55,000 464,200
IT Tech Packaging, Inc.
* 147,000 72,118
LSB Industries, Inc.
* 149,000 241,380
Northern Technologies
International Corp.
27,900 231,570
Olympic Steel, Inc.
33,700 382,832
Paramount Gold Nevada
Corp.
*+ 105,000 119,700
Ramaco Resources, Inc.
* 168,900 591,150
Industry Company Shares Value
Materials (continued)
Rayonier Advanced
Materials, Inc.
* 145,300 $ 464,960
Solitario Zinc Corp.
* 205,000 82,000
Synalloy Corp.
* 31,500 173,880
TimkenSteel Corp.
* 1,587 5,634
Trecora Resources
* 69,041 423,912
United States Antimony
Corp.
* 8,500 2,465
Universal Stainless & Alloy
Products, Inc.
* 49,358 270,976
7,003,983
Real Estate - 0.69%
American Realty Investors,
Inc.
*+ 13,597 123,325
Griffin Industrial Realty, Inc.
6,741 360,306
Stratus Properties, Inc.
* 21,150 455,994
Trinity Place Holdings, Inc.
* 91,100 128,451
1,068,076
Utilities - 0.26%
Spark Energy, Inc.,
Class A
+ 48,400 402,688
TOTAL COMMON STOCKS - 99.05% 152,714,423
(Cost $150,798,679)
.
Exchange Traded Fund - 0.38%
iShares Micro-Cap ETF
+ 6,525 590,317
TOTAL EXCHANGE TRADED FUND - 0.38% 590,317
(Cost $163,006)
.
Rights - 0.00%
Elanco Animal Health, Inc.,
CVR
*
∆
46,983 —
OncoMed
Pharmaceuticals, Inc ,
CVR
*
∆
125,000 —
OncoMed
Pharmaceuticals, Inc ,
CVR
*
∆
75,000 —
Unum Therapeutics, Inc.,
CVR
*
∆
160,000 —
TOTAL RIGHTS - 0.00% —
(Cost $33,569)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
.
Warrants - 0.00%
SAExploration Series A,
expiring 07/27/21
*
∆
848 $ —
SAExploration Series B,
expiring 07/27/21
*
∆
848 —
TOTAL WARRANTS - 0.00% —
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.54%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 830,223
830,223
TOTAL MONEY MARKET FUND - 0.54% 830,223
(Cost $830,223)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 13.17%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 20,297,144
20,297,144
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 13.17% 20,297,144
(Cost $20,297,144)
TOTAL INVESTMENTS - 113.14% $ 174,432,107
(Cost $172,122,621)
Liabilities in Excess of Other Assets - (13.14%) (20,262,936)
NET ASSETS - 100.00% $ 154,169,171
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2020.
^ Rate disclosed as of September 30, 2020.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
September 30, 2020. Total loaned securities had a value of
$22,398,904 as of September 30, 2020.
CVR - Contingent Value Right
LLC - Limited Liability Company
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Communication
Services $ 5,379,043 $ – $ 604,170 $ 5,983,213
Financials 31,154,517 – 0 31,154,517
Other
Industries (a) 115,576,693 – – 115,576,693
Total Common
Stocks 152,110,253 – 604,170 152,714,423
Exchange
Traded Fund 590,317 – – 590,317
Rights – – 0 0
Warrants – – 0 0
Money Market
Fund – 830,223 – 830,223
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 20,297,144 – 20,297,144
TOTAL
$152,700,570 $21,127,367 $604,170 $174,432,107
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

bridgewayfunds.com
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Warrants Total
Balance as of
06/30/2020 $ 683,707 $ 0 $ 0 $ 683,707
Purchases/
Issuances – – – –
Sales/Expirations (69,149) – – (69,149)
Return of Capital – – – –
Realized Gain/
(Loss) (520,234) – – (520,234)
Change in
unrealized
Appreciation/
(Depreciation) 509,847 – – 509,847
Transfers in – – – –
Transfers out – – – –
Balance as of
09/30/2020 $ 604,171 $ 0 $ 0 $ 604,171
Net change in
unrealized
Appreciation/
(Depreciation)
from
investments
held as of
09/30/2020 $ (20,139) $ – $ – $ (20,139)